General Information (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Total current assets	$ 941,007,259	$ 729,106,553
Total non-current assets	1,464,857,657	1,247,122,534
Total Assets	2,405,864,916	1,976,229,087
Total current liabilities	645,724,245	468,749,455
Total non-current liabilities	371,024,728	280,651,024
Total liabilities	1,016,748,973	749,400,479
Non-controlling interests	108,989,235	125,751,551
Goodwill	123,044,901	$ 94,617,474	$ 96,926,551
Bebidas Bolivianas BOO S.A. [Member]
Total current assets	3,942,346
Total non-current assets	22,748,015
Total Assets	26,690,361
Total current liabilities	5,393,779
Total non-current liabilities	8,854,809
Total liabilities	14,248,588
Net identifiable assets acquired	12,441,773
Non-controlling interests	(6,096,469)
Goodwill	10,376,570
Investment Value	16,721,874
Cervecera Guayacan SpA. [Member]
Total current assets	507,149
Total non-current assets	1,355,220
Total Assets	1,862,369
Total current liabilities	238,265
Total non-current liabilities	306,828
Total liabilities	545,093
Net identifiable assets acquired	1,317,276
Non-controlling interests	(658,633)
Goodwill	456,007
Investment Value	$ 1,114,650